U.S. SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                FORM 24f-2


                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and Address of Issuer:

     Life Insurance Company of North America Separate Account A
     1601 Chestnut Street
     Philadelphia, PA. 19101

2. Name of each series or class of funds for which this notice is filed:

          Not Applicable

3.   Investment Company Act File Number: 811-1691

          Securities Act File Numbers:  2-29623

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1997

5.   Not Applicable

6.   Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: $2,325,293

8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  $0.00

9.   Number and aggregate sale price of securities sold during
     the fiscal year:  $491,753

10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
     rule 24f-2:  $491,753

11.  Not Applicable


12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2:  $491,753

     (ii)   Not Applicable

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year:  $6,720,039

     (iv)   Not Applicable

     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2:
                   ($6,228,286)

     (vi)   Not Applicable

     (vii)  Fee Due:  0.00

13.  Not Applicable

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:       /s/Jean H. Walker
          Jean H. Walker
Title:    Senior Vice President and Chief Financial Officer

Date: February 25, 1998



February 25, 1998



Mr. John K. Leonard
President
Life Insurance Company of North America
Two Liberty Place
Philadelphia, Pa. 19101



         Re:  Life Insurance Company of North America
              Separate Account A


Dear Mr. Leonard:


This is written in connection with the filing of the Rule 24f-2 Notice for Life Insurance Company of North America's Separate Account dated February 11, 1997, herewith (the "Notice") under
Section 24(f) of the Investment Company Act of 1940, as amended. The Notice proposes to make definite the dollar amount of such Separate Account's variable annuity contract interest (the "Securities") registered under the Securities Act of 1933, as amended (Registration No. 2-29623). I have been asked for my opinion whether such securities have been legally issued, fully paid and are nonassessable.

In my capacity as Senior Counsel of Life Insurance Company of North America, I have examined such records and documents pertaining to variable annuity contracts issued by Life Insurance Company of North America and funded through its Separate Account A, as well as applicable Federal and State laws, as in my judgment are necessary and appropriate to enable me to formulate the opinion sought. Based upon the foregoing, it is my opinion that the Securities have been legally issued, provided that their registration is made definite in number by filing the Notice with the Securities and Exchange Commission on or before June 30, 1998. The Securities are fully paid and nonassessable.

Sincerely,


/s/Michael A. James
Michael A. James
Senior Counsel